SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is August 28, 2018.

For Certain MFS® Funds

Effective on or about November 1, 2018, the "Shareholder Servicing Agent" address on the back cover page is restated as follows:

MFS Service Center, Inc.
P.O. Box 219341, Kansas City, MO 64121-9341

1035824                                 1                                 MULTI-SAI-SUP-I-082818